Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Consolidated condensed statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ 130,340	$ 45,052
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(6,753)	(33,542)
Currency translation differences	(44,906)	103,485
Tax effect	(1,672)	7,900
Net income/(expenses) recognized directly in equity	(53,331)	77,843
Cash flow hedges	51,049	54,446
Tax effect	(12,762)	(16,334)
Transfers to income statement	38,287	38,112
Other comprehensive income/(loss)	(15,044)	115,955
Total comprehensive income/(loss) for the period	115,296	161,007
Total comprehensive (income)/loss attributable to non-controlling interest	(7,994)	(8,532)
Total comprehensive income/(loss) attributable to the Company	$ 107,302	$ 152,475